Post-employment Benefits - Schedule of Sensitivity Analysis for Unfunded Plans (Details) - Unfunded - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount Rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 50 basis points	$ (26)	$ (18)
Decrease of 50 basis points	30	20
Expected Rates of Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 50 basis points	30	20
Decrease of 50 basis points	$ (26)	$ (18)